Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue
Software development revenue	$ 418,802	$ 426,078	$ 405,997
Software maintenance revenue	10,250	11,780	11,059
Consulting revenue	6,899	7,434	6,314
Other revenue	3,010	1,651	735
Revenue	$ 438,961	$ 446,943	$ 424,105